Net Income Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
NET INCOME PER SHARE
17.	NET INCOME PER SHARE

Basic net income per share is the amount of net income available to each share of ordinary shares outstanding during the reporting period. Diluted net income per share is the amount of net income available to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary shares.

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Numerator for basic calculation - Net income attributable to ordinary shareholders of the Company	292,170	173,324	88,605

Denominator:
Denominator for basic calculation - weighted average ordinary shares outstanding	208,156,507	208,812,049	209,551,821
Dilutive effect of share options	7,699,070	6,811,724	11,184,176
Denominator for diluted calculation	215,855,577	215,623,773	220,735,997

Basic net income per ordinary share	1.40	0.83	0.42
Diluted net income per ordinary share	1.35	0.80	0.40